Consolidated Statements of Comprehensive Income (Loss) - BRL (R$)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit (loss)	R$ 5,011,953,000	R$ (3,765,517,000)	R$ 11,360,131,000	R$ (3,545,485,000)
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	(110,063,000)	2,391,000	(197,140,000)	2,649,000
Tax effect on the fair value of investments	(28,000)	(813,000)	655,000	(901,000)
Items with no subsequent effect on income (loss)	(110,091,000)	1,578,000	(196,485,000)	1,748,000
Exchange rate variations on conversion of financial information of the subsidiaries abroad	7,256,000	20,218,000	(105,804,000)	22,272,000
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	(15,636,000)	4,000	(15,636,000)
Items with subsequent effect on income (loss)	(8,380,000)	20,222,000	(121,440,000)	22,272,000
Total comprehensive income (loss)	4,893,482,000	(3,743,717,000)	11,042,206,000	(3,521,465,000)
Attributable to
Controlling shareholders’	4,886,224,000	(3,748,398,000)	11,027,530,000	(3,530,786,000)
Non-controlling interest	7,258,000	R$ 4,681,000	14,676,000	R$ 9,321,000
Lenzing Aktiengesellschaft (“Lenzing ”) [Member]
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	R$ (110,147,000)		R$ (195,214,000)